Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure representing major components of tax expense income [line items]
Current income taxes	$ 1,331	$ 1,254	$ 927
Adjustments in respect of current tax for prior periods	20	18	8
Origination and reversal of temporary differences	276	80	183
Effect of changes in tax rates	425	(2)	(2)
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	(92)	(54)	(15)
Provision for income taxes	1,960	1,296	1,101
Unrealized gains (losses) on FVOCI securities	(69)	21	64
Reclassification to earnings of (gains) on FVOCI securities	(23)	(36)	(11)
Gains (losses) on derivatives designated as cash flow hedges	(432)	(322)	4
Reclassification to earnings of losses on derivatives designated as cash flow hedges	121	21	6
Hedging of unrealized (gains) losses on translation of net foreign operations	(56)	8	10
Gains (losses) on remeasurement of pension and other employee future benefit plans	111	157	(156)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(6)	(53)	(55)
Share-based compensation	10	(12)
Total provision for income taxes	1,616	1,080	963
Canada [member]
Disclosure representing major components of tax expense income [line items]
Federal current income taxes	501	470	434
Provincial current income taxes	299	272	248
Current income taxes	800	742	682
Federal Deferred income taxes	(45)	2	(120)
Provincial deferred income taxes	(27)		(67)
Deferred income taxes	(72)	2	(187)
Total provision for income taxes	728	744	495
Foreign countries [member]
Disclosure representing major components of tax expense income [line items]
Current income taxes	224	281	220
Deferred income taxes	664	55	248
Total provision for income taxes	$ 888	$ 336	$ 468